RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships
Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Flashapp	A company under the significant influence of the Company

Schedule of related party balances
	Ms. Kou Xiaohong	Flashapp	Total

Balance as of January 1, 2015	(18)	-	(18)

Service charge by Flash app	-	(81)	(81)
Service fee paid to Flash app	-	81	81
Balance as of December 31, 2015	(18)	-	(18)
Service charge by Flash app	-	-	-
Service fee paid to Flash app	-	-	-
Balance as of January 1, 2016 and December 31 2016 and 2017	(18)	-	(18)
Balance as of December 31, 2017 (US$’000)	(3)	-	(3)